Average Annual Total Returns - PGIM 60/40 Allocation Fund	Sep. 29, 2020
Custom Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	22.16%
Since Inception	10.23%	[1]
Class R6
Average Annual Return:
1 Year	22.25%
Since Inception	9.89%
Inception Date	Sep. 13, 2017
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	20.53%
Since Inception	8.45%
Inception Date	Sep. 13, 2017
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.64%
Since Inception	7.19%
Inception Date	Sep. 13, 2017

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.